Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR2
3-month USD LIBOR + 1.140% Floor 1.140% 10/17/2034	1.264%	10,475,000	10,355,208
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	1.314%	8,000,000	7,945,896
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 0.980% Floor 0.980% 07/20/2029	1.234%	9,000,000	8,950,977
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A1R
3-month USD LIBOR + 1.130% Floor 1.130% 10/25/2034	1.388%	7,200,000	7,125,890
Cedar Funding XIV CLO Ltd.(a),(b)
Series 2021-14A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/15/2033	1.341%	8,765,000	8,692,671
CIFC Funding Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 01/23/2035	1.728%	9,300,000	9,184,196
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	1.341%	9,100,000	9,040,140
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	1.257%	2,247,713	2,236,140
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,280,473	1,261,384
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,299,730	2,285,091
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	1.481%	3,051,147	3,049,341
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.697%	4,350,167	4,265,914
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	1.077%	4,661,892	4,625,462
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	1.077%	3,307,608	3,283,554
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	1.027%	8,542,071	8,463,670
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	1.957%	7,950,000	8,021,726
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.407%	4,345,000	4,317,085
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b)
Series 2021-43A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/17/2035	1.712%	8,500,000	8,411,082
Rockford Tower CLO Ltd.(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.280% 01/20/2032	1.534%	8,000,000	7,985,352
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	1.036%	300,393	261,604
SLM Student Loan Trust(b)
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% 12/25/2022	0.588%	4,338,277	4,236,737
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	1.008%	1,990,000	1,797,470
CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	1.774%	1,253,042	1,254,656
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	1.974%	5,860,000	5,799,423
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% Floor 1.100% 07/25/2023	1.224%	4,480,221	4,413,373
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	1.624%	1,065,279	1,067,373
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	2.374%	5,775,000	5,753,099
SLM Student Loan Trust(a),(b)
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	1.207%	2,522,762	2,491,781
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	0.428%	8,505,247	8,292,731
Total Asset-Backed Securities — Non-Agency (Cost $156,226,763)			154,869,026

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	7,478,220
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	3,986,064
Series 2001-M2 Class Z2
06/25/2031	6.300%	9,728	9,759
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	613,632	6
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,628,598)			11,474,049

Commercial Mortgage-Backed Securities - Non-Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	1.547%	7,500,000	7,415,904
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.920% Floor 0.921% 10/15/2036	1.317%	11,096,193	11,027,533
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,311,163
CF Hippolyta LLC(a)
Series 2020-1 Class A1
07/15/2060	1.690%	10,081,354	9,534,943
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	1,900,000	1,808,991
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,689,559
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.541%	10,107,944	10,064,606
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,683,384
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class A
1-month USD LIBOR + 0.800% Floor 0.800% 04/15/2038	1.197%	7,374,920	7,257,024
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,214,255
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	3,690,000	3,435,976
Natixis Commercial Mortgage Securities Trust(a),(b)
Series 2021-APPL Class A
1-month USD LIBOR + 0.950% Floor 0.950% 08/15/2038	1.040%	9,990,000	9,734,565
Progress Residential Trust(a)
Series 2019-SFR2 Class A
05/17/2036	3.147%	6,270,381	6,205,196

2	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	1,475,000	1,479,783
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.547%	2,703,000	2,651,329
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,883,768	10,932,140
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $94,518,133)			91,446,351

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services —%
Media —%
Intelsat Jackson Series A, CVR(e),(f),(g)	11,999	0
Intelsat Jackson Series B, CVR(e),(f),(g)	11,999	0
Total		0
Total Communication Services		0
Financials 0.1%
Diversified Financial Services 0.1%
Intelsat Emergence SA(f)	114,575	3,437,237
Total Financials		3,437,237
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(f),(g)	32,056	1,763
Total Utilities		1,763
Total Common Stocks (Cost $5,832,982)		3,439,000

Corporate Bonds & Notes 29.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Boeing Co. (The)
02/04/2024	1.433%	6,730,000	6,511,207
Airlines 0.3%
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	1,804,420	1,791,200
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	8,192,782	7,495,328
Total			9,286,528
Apartment REIT 0.0%
Post Apartment Homes LP
12/01/2022	3.375%	1,157,000	1,160,478
Automotive 0.3%
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 1.080% 08/03/2022	1.383%	1,940,000	1,937,062
General Motors Co.
10/02/2023	4.875%	1,320,000	1,360,209
General Motors Financial Co., Inc.
04/10/2022	3.450%	3,155,000	3,156,308
06/30/2022	3.150%	3,420,000	3,430,270
Total			9,883,849
Banking 10.3%
American Express Co.
03/04/2027	2.550%	3,535,000	3,435,547
Bank of America Corp.(h)
12/20/2023	3.004%	8,937,000	8,959,709
07/22/2027	1.734%	12,270,000	11,405,725
06/14/2029	2.087%	9,300,000	8,498,543
02/07/2030	3.974%	4,925,000	5,006,313
04/22/2032	2.687%	1,100,000	1,011,051
10/20/2032	2.572%	300,000	273,231
02/04/2033	2.972%	8,800,000	8,253,891
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	1.173%	1,000,000	961,198
Capital One Financial Corp.(h)
03/01/2030	3.273%	4,950,000	4,785,258
Citigroup, Inc.(h)
11/03/2025	1.281%	2,960,000	2,816,303
02/24/2028	3.070%	1,760,000	1,717,436
10/27/2028	3.520%	1,735,000	1,723,038
03/31/2031	4.412%	3,110,000	3,238,375
05/01/2032	2.561%	1,785,000	1,616,639
01/25/2033	3.057%	10,280,000	9,622,020
03/17/2033	3.785%	4,520,000	4,491,751
Credit Suisse Group AG(a),(h)
09/11/2025	2.593%	750,000	725,544
06/05/2026	2.193%	5,677,000	5,338,066
02/02/2027	1.305%	5,350,000	4,782,657
05/14/2032	3.091%	5,550,000	4,993,557
Credit Suisse Group AG(a)
01/09/2028	4.282%	2,940,000	2,940,016

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
08/08/2023	4.200%	4,000,000	4,068,877
Discover Financial Services
04/27/2022	5.200%	4,000,000	4,011,888
DNB Bank ASA(a),(h)
09/16/2026	1.127%	645,000	592,558
03/30/2028	1.605%	5,000,000	4,520,870
Fifth Third Bancorp
05/05/2027	2.550%	4,635,000	4,488,405
Goldman Sachs Group, Inc. (The)
02/23/2023	3.200%	1,750,000	1,765,395
12/06/2023	1.217%	9,325,000	9,106,804
Goldman Sachs Group, Inc. (The)(h)
09/29/2025	3.272%	2,930,000	2,931,053
12/09/2026	1.093%	1,092,000	1,001,132
03/09/2027	1.431%	12,950,000	11,951,920
10/21/2027	1.948%	9,195,000	8,549,300
02/24/2033	3.102%	7,310,000	6,897,722
HSBC Holdings PLC(h)
06/04/2026	2.099%	8,565,000	8,142,984
05/24/2027	1.589%	1,675,000	1,532,186
09/22/2028	2.013%	8,240,000	7,478,984
08/17/2029	2.206%	5,105,000	4,598,595
05/24/2032	2.804%	1,000,000	910,397
JPMorgan Chase & Co.(h)
04/25/2023	2.776%	18,775,000	18,779,113
08/09/2025	0.768%	2,830,000	2,685,213
12/10/2025	1.561%	5,705,000	5,460,787
04/22/2027	1.578%	4,495,000	4,187,293
02/24/2028	2.947%	2,290,000	2,234,690
11/08/2032	2.545%	1,850,000	1,688,584
01/25/2033	2.963%	7,650,000	7,219,766
Lloyds Banking Group PLC(h)
11/07/2023	2.907%	6,995,000	7,006,189
07/09/2025	3.870%	4,114,000	4,152,323
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,224,583
Macquarie Group Ltd.(a),(h)
01/12/2027	1.340%	5,000,000	4,548,072
01/14/2033	2.871%	4,360,000	3,867,786
Macquarie Group, Ltd.(a),(h)
06/21/2033	4.442%	2,220,000	2,246,108
Morgan Stanley(h)
05/30/2025	0.790%	970,000	921,718
10/21/2025	1.164%	2,745,000	2,608,748
05/04/2027	1.593%	5,470,000	5,085,087
07/20/2027	1.512%	10,255,000	9,450,898
07/21/2032	2.239%	960,000	851,193
01/21/2033	2.943%	7,350,000	6,887,089
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Building Society(a),(h)
04/26/2023	3.622%	4,149,000	4,193,723
03/08/2024	3.766%	4,465,000	4,492,044
02/16/2028	2.972%	4,305,000	4,102,709
Royal Bank of Scotland Group PLC(h)
03/22/2025	4.269%	6,935,000	7,018,132
Santander UK Group Holdings PLC(h)
11/15/2024	4.796%	8,860,000	9,058,731
03/15/2025	1.089%	7,235,000	6,879,146
08/21/2026	1.532%	465,000	428,832
06/14/2027	1.673%	2,185,000	1,988,991
01/11/2028	2.469%	1,035,000	963,353
UBS AG(a)
08/09/2024	0.700%	5,710,000	5,413,570
Wells Fargo & Co.(h)
04/30/2026	2.188%	11,945,000	11,532,612
06/02/2028	2.393%	4,905,000	4,641,534
03/02/2033	3.350%	15,385,000	14,959,665
04/04/2051	5.013%	4,010,000	4,749,725
Total			352,672,945
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp. (The)
03/03/2032	2.900%	5,300,000	5,101,929
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,937,000	3,411,426
Raymond James Financial, Inc.
07/15/2046	4.950%	1,030,000	1,163,415
Total			9,676,770
Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	1,068,000	1,066,048
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	5,300,000	5,417,989
04/01/2048	5.750%	4,189,000	4,474,780
07/01/2049	5.125%	1,335,000	1,329,149
03/01/2050	4.800%	2,745,000	2,615,704
04/01/2053	5.250%	2,875,000	2,912,795
Cox Communications, Inc.(a)
06/15/2031	2.600%	2,610,000	2,362,661
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	830,210
02/01/2029	6.500%	1,000,000	1,008,976
12/01/2030	4.125%	2,500,000	2,201,404
02/15/2031	3.375%	1,150,000	969,067
11/15/2031	4.500%	1,750,000	1,568,353
Intelsat Jackson Holdings SA(e),(g)
08/01/2023	5.500%	2,750,000	3
10/15/2024	8.500%	3,372,000	3
07/15/2025	9.750%	5,923,000	6

4	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	6,965,000	6,953,417
Time Warner Cable LLC
09/01/2041	5.500%	850,000	883,522
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	1,750,000	1,732,980
Total			36,327,067
Chemicals 0.2%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	5,060,000	5,553,998
Consumer Products 0.1%
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	2,000,000	1,762,208
Diversified Manufacturing 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	3,838,000	4,138,297
General Electric Co.(b)
3-month USD LIBOR + 0.380% 05/05/2026	0.695%	1,886,000	1,853,735
General Electric Co.
03/15/2032	6.750%	930,000	1,171,692
Total			7,163,724
Electric 1.2%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,600,000	1,561,508
04/01/2050	3.650%	305,000	294,652
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,723,927
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	942,621
Duke Energy Corp.
06/15/2031	2.550%	3,120,000	2,860,690
Duke Energy Progress LLC
04/01/2052	4.000%	1,395,000	1,481,809
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,940,171
Florida Power & Light Co.
03/01/2049	3.990%	1,500,000	1,607,289
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,757,048
11/15/2027	3.350%	1,000,000	999,911
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,013,867
01/15/2029	4.300%	1,752,000	1,822,888
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	400,000	360,109
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270% 02/22/2023	0.750%	3,700,000	3,680,122
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,319,579
PacifiCorp
07/01/2025	3.350%	2,000,000	2,007,086
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,734,779
Total			41,108,056
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	920,000	928,124
Republic Services, Inc.
03/01/2030	2.300%	1,324,000	1,219,998
Total			2,148,122
Finance Companies 0.9%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	3,070,000	3,080,440
10/29/2026	2.450%	3,650,000	3,374,172
10/29/2028	3.000%	6,350,000	5,853,671
Air Lease Corp.
02/15/2024	0.700%	4,500,000	4,294,005
03/01/2025	3.250%	2,810,000	2,770,008
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%	2,035,000	1,915,384
11/18/2027	2.528%	3,398,000	3,022,987
FirstCash, Inc.(a)
01/01/2030	5.625%	1,850,000	1,779,104
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	5,335,000	5,371,117
02/15/2024	5.500%	733,000	750,334
Total			32,211,222
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	5,935,000	6,594,259
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	1,850,000	1,991,085
Bacardi Ltd.(a)
05/15/2025	4.450%	3,375,000	3,453,695
JBS SA/Food Co./Finance, Inc.(a)
05/15/2032	3.000%	2,215,000	1,979,569

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JBS USA LUX SA/Food Co./Finance, Inc.(a)
02/02/2029	3.000%	1,565,000	1,453,012
12/01/2031	3.750%	2,570,000	2,370,825
Kraft Heinz Foods Co.
06/04/2042	5.000%	1,414,000	1,509,053
10/01/2049	4.875%	1,680,000	1,771,241
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	6,570,000	7,108,401
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	1,800,000	1,664,510
Post Holdings, Inc.(a)
03/01/2027	5.750%	700,000	704,474
04/15/2030	4.625%	3,500,000	3,156,267
Smithfield Foods, Inc.(a)
09/13/2031	2.625%	1,500,000	1,315,651
Total			35,072,042
Gaming 0.5%
CDI Escrow Issuer, Inc.(a),(i)
04/01/2030	5.750%	1,150,000	1,162,303
Churchill Downs, Inc.(a)
01/15/2028	4.750%	465,000	451,056
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	4,120,000	4,230,056
09/01/2024	3.350%	1,800,000	1,784,185
06/01/2025	5.250%	1,930,000	1,987,748
04/15/2026	5.375%	755,000	788,247
06/01/2028	5.750%	870,000	936,684
01/15/2029	5.300%	2,325,000	2,444,487
01/15/2030	4.000%	1,615,000	1,574,130
Total			15,358,896
Health Care 1.8%
Becton Dickinson and Co.
06/06/2024	3.363%	626,000	631,565
Cigna Corp.
08/15/2038	4.800%	5,000,000	5,497,430
10/15/2047	3.875%	1,190,000	1,157,251
CommonSpirit Health
10/01/2025	1.547%	5,000,000	4,691,177
10/01/2030	2.782%	1,575,000	1,454,652
CVS Health Corp.
07/20/2035	4.875%	1,095,000	1,201,595
07/20/2045	5.125%	1,780,000	2,014,279
03/25/2048	5.050%	8,170,000	9,256,870
Embecta Corp.(a)
02/15/2030	5.000%	1,800,000	1,699,006
Encompass Health Corp.
04/01/2031	4.625%	3,750,000	3,517,780
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,486,583
HCA, Inc.
04/15/2025	5.250%	488,000	513,227
06/15/2026	5.250%	4,480,000	4,731,395
06/15/2029	4.125%	4,000,000	4,073,571
07/15/2031	2.375%	1,125,000	1,004,643
06/15/2047	5.500%	3,000,000	3,386,834
06/15/2049	5.250%	4,500,000	4,948,575
HCA, Inc.(a)
03/15/2027	3.125%	1,000,000	977,084
03/15/2032	3.625%	2,490,000	2,440,137
03/15/2052	4.625%	1,775,000	1,798,112
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	2,604,000	2,408,579
Tenet Healthcare Corp.
07/15/2024	4.625%	241,000	242,106
Universal Health Services, Inc.(a)
09/01/2026	1.650%	1,890,000	1,733,382
Total			62,865,833
Healthcare Insurance 0.6%
Centene Corp.
12/15/2027	4.250%	1,505,000	1,510,794
07/15/2028	2.450%	8,542,000	7,803,992
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,439,918
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	4,438,000	4,387,568
11/15/2030	3.875%	2,000,000	1,931,118
UnitedHealth Group, Inc.
05/15/2041	3.050%	455,000	424,194
12/15/2048	4.450%	1,245,000	1,403,071
05/15/2051	3.250%	1,500,000	1,417,180
Total			20,317,835
Healthcare REIT 0.1%
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,365,778
Ventas Realty LP
10/15/2026	3.250%	1,710,000	1,696,152
Total			4,061,930
Independent Energy 0.1%
Hess Corp.
02/15/2041	5.600%	2,000,000	2,250,720
Occidental Petroleum Corp.(j)
10/10/2036	0.000%	2,048,000	1,098,767
Total			3,349,487

6	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.2%
Exxon Mobil Corp.
03/19/2050	4.327%	1,502,000	1,674,491
Shell International Finance BV
05/10/2046	4.000%	2,037,000	2,121,152
11/26/2051	3.000%	2,560,000	2,285,847
Total			6,081,490
Life Insurance 0.6%
Athene Global Funding(a),(b)
SOFR + 0.700% 05/24/2024	0.990%	3,780,000	3,732,055
Athene Global Funding(a)
06/29/2026	1.608%	3,760,000	3,426,644
03/08/2027	3.205%	1,550,000	1,494,884
01/07/2029	2.717%	1,770,000	1,627,336
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,235,000	3,124,669
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	2,689,940
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	3,931,859
Total			20,027,387
Media and Entertainment 0.5%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	4,750,000	1,820,145
Magallanes, Inc.(a)
03/15/2032	4.279%	1,745,000	1,754,828
03/15/2042	5.050%	6,975,000	7,115,845
03/15/2052	5.141%	4,485,000	4,591,457
Walt Disney Co. (The)
03/23/2040	4.625%	1,500,000	1,666,401
01/13/2051	3.600%	1,110,000	1,096,734
Total			18,045,410
Midstream 0.6%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,694,804
Energy Transfer Operating LP
06/01/2027	5.500%	341,000	365,407
05/15/2050	5.000%	1,350,000	1,368,820
Energy Transfer Partners LP
03/15/2045	5.150%	3,048,000	3,084,219
12/15/2045	6.125%	2,400,000	2,648,658
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP
07/15/2028	5.500%	695,000	698,390
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	426,000	392,745
Plains All American Pipeline LP/Finance Corp.
09/15/2030	3.800%	2,175,000	2,129,671
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,808,000	1,778,793
07/15/2029	4.950%	910,000	883,370
04/15/2040	6.875%	1,890,000	1,871,473
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	953,527
Sunoco LP/Finance Corp.(a)
04/30/2030	4.500%	1,123,000	1,035,667
Total			19,905,544
Office REIT 0.5%
Boston Properties LP
01/30/2031	3.250%	2,625,000	2,543,323
Hudson Pacific Properties LP
11/01/2027	3.950%	2,621,000	2,638,129
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,822,800
SL Green Operating Partnership LP
10/15/2022	3.250%	7,000,000	7,001,725
Total			17,005,977
Oil Field Services 0.1%
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	356,999	362,015
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	773,670	768,781
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,150,313	1,138,737
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	1,280,000	1,270,267
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	684,000	687,646
Total			4,227,446
Other Industry 0.0%
PowerTeam Services LLC(a)
12/04/2025	9.033%	961,000	960,430
Other REIT 0.3%
American Campus Communities Operating Partnership LP
07/01/2024	4.125%	1,000,000	1,018,069
11/15/2027	3.625%	1,072,000	1,064,782

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,004,755
11/01/2030	2.150%	5,165,000	5,165,000
Lexington Realty Trust
10/01/2031	2.375%	1,895,000	1,683,203
Total			9,935,809
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	588,928
Berry Global, Inc.
01/15/2026	1.570%	5,900,000	5,506,557
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	1,750,000	1,748,222
Total			7,843,707
Paper 0.1%
Weyerhaeuser Co.
03/09/2033	3.375%	3,535,000	3,443,827
Pharmaceuticals 1.0%
AbbVie, Inc.
03/15/2035	4.550%	530,000	571,180
05/14/2035	4.500%	4,702,000	5,056,145
11/06/2042	4.400%	280,000	296,802
05/14/2045	4.700%	1,000,000	1,089,676
05/14/2046	4.450%	1,425,000	1,517,370
Amgen, Inc.
02/22/2032	3.350%	2,115,000	2,097,496
02/22/2052	4.200%	1,250,000	1,294,589
02/22/2062	4.400%	1,765,000	1,832,434
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	252,000	258,140
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	2,860,627
12/15/2025	4.250%	4,835,000	4,923,200
12/15/2028	4.375%	1,405,000	1,441,259
06/25/2038	4.625%	2,925,000	3,062,272
06/25/2048	4.875%	6,145,000	6,661,941
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	4,283,000	2,441,692
Total			35,404,823
Property & Casualty 0.9%
Aon Corp./Global Holdings PLC
02/28/2052	3.900%	3,545,000	3,507,819
Arthur J. Gallagher & Co.
03/09/2052	3.050%	2,240,000	1,836,166
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,000,000	812,912
03/15/2052	3.850%	4,465,000	4,564,601
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,684,256
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	4,480,007
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.116%	6,815,000	6,817,296
Willis North America, Inc.
09/15/2029	2.950%	3,595,000	3,380,649
Total			29,083,706
Railroads 0.0%
Union Pacific Corp.
02/14/2042	3.375%	1,750,000	1,690,878
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%	3,000,000	2,704,721
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	2,700,000	2,556,900
Total			5,261,621
Retailers 0.2%
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	331,000	313,113
Amazon.com, Inc.
05/12/2041	2.875%	3,700,000	3,413,772
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	3,655,000	3,115,911
Total			6,842,796
Technology 0.7%
Broadcom, Inc.
11/15/2032	4.300%	3,305,000	3,351,114
CommScope, Inc.(a)
09/01/2029	4.750%	1,500,000	1,384,042
HealthEquity, Inc.(a)
10/01/2029	4.500%	1,794,000	1,708,717
Intel Corp.
08/12/2051	3.050%	3,780,000	3,362,437

8	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
03/25/2031	2.875%	1,425,000	1,300,395
07/15/2036	3.850%	260,000	239,795
04/01/2050	3.600%	3,400,000	2,817,814
03/25/2051	3.950%	4,468,000	3,910,564
S&P Global, Inc.(a)
08/01/2028	4.750%	2,500,000	2,685,582
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	3,570,000	3,116,184
Total			23,876,644
Tobacco 0.7%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	3,601,495
08/15/2047	4.540%	6,792,000	6,062,962
03/16/2052	5.650%	1,730,000	1,757,031
Imperial Brands Finance PLC(a)
02/11/2023	3.500%	2,005,000	2,014,591
07/26/2024	3.125%	4,145,000	4,108,834
07/26/2026	3.500%	950,000	927,572
Reynolds American, Inc.
08/15/2035	5.700%	1,185,000	1,252,801
08/15/2045	5.850%	4,180,000	4,272,694
Total			23,997,980
Wireless 1.4%
Sprint Corp.
09/15/2023	7.875%	270,000	287,029
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	12,176,250	12,425,868
03/20/2028	5.152%	4,880,000	5,145,797
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	1,970,000	1,861,905
T-Mobile USA, Inc.
04/15/2026	2.625%	5,424,000	5,188,934
04/15/2027	3.750%	2,625,000	2,643,992
04/15/2030	3.875%	6,375,000	6,401,774
02/15/2031	2.550%	2,340,000	2,121,999
04/15/2040	4.375%	3,000,000	3,025,528
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,443,000	1,315,791
Vodafone Group PLC
05/30/2048	5.250%	3,110,000	3,500,452
06/19/2049	4.875%	4,340,000	4,719,517
Total			48,638,586
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.6%
AT&T, Inc.
12/01/2033	2.550%	5,420,000	4,821,395
05/15/2035	4.500%	620,000	657,691
03/01/2037	5.250%	5,640,000	6,420,963
03/01/2039	4.850%	2,796,000	3,044,398
12/15/2042	4.300%	1,000,000	1,010,837
05/15/2046	4.750%	3,360,000	3,663,355
09/15/2055	3.550%	2,375,000	2,083,408
12/01/2057	3.800%	9,715,000	8,871,348
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	476,333
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,040,000	979,161
11/15/2029	3.875%	9,220,000	8,526,866
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	3,750,000	3,341,466
Verizon Communications, Inc.
03/22/2028	2.100%	1,810,000	1,689,627
03/21/2031	2.550%	1,845,000	1,714,222
Verizon Communications, Inc.(a)
03/15/2032	2.355%	6,130,000	5,542,220
Total			52,843,290
Total Corporate Bonds & Notes (Cost $1,033,164,544)			991,609,548

Foreign Government Obligations(k) 1.7%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	600,000	656,960
Bahrain 0.0%
Bahrain Government International Bond(a)
01/26/2026	7.000%	415,000	447,950
Brazil 0.1%
Brazilian Government International Bond
06/06/2025	2.875%	1,700,000	1,667,252
06/12/2030	3.875%	925,000	854,522
Total			2,521,774
Chile 0.1%
Chile Government International Bond
01/31/2031	2.450%	361,000	337,908
01/27/2032	2.550%	200,000	188,193
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	1,149,000	1,105,546

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Empresa de Transporte de Pasajeros Metro SA(a)
05/07/2030	3.650%	520,000	519,969
Total			2,151,616
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	1,640,000	1,639,086
01/30/2030	3.000%	2,200,000	1,893,296
04/15/2031	3.125%	240,000	203,560
Ecopetrol SA
04/29/2030	6.875%	400,000	420,856
Total			4,156,798
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	276,158
09/23/2032	4.875%	1,090,000	988,555
Total			1,264,713
Egypt 0.0%
Egypt Government International Bond(a)
10/06/2025	5.250%	750,000	723,184
03/01/2029	7.600%	400,000	380,147
Total			1,103,331
Guatemala 0.0%
Guatemala Government Bond(a)
06/01/2030	4.900%	253,000	258,212
Hong Kong 0.1%
Airport Authority(a)
01/12/2052	3.250%	3,635,000	3,309,466
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	1,100,000	996,913
Indonesia 0.1%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	689,386
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,200,000	1,330,438
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,368,794
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,138,236
Total			4,526,854
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	287,358
04/24/2030	5.375%	234,000	224,809
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	359,146
Total			871,313
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	1,600,000	1,630,528
01/28/2032	2.480%	400,000	373,383
Total			2,003,911
Mexico 0.4%
Mexico Government International Bond
01/11/2028	3.750%	2,000,000	2,037,025
05/24/2031	2.659%	2,196,000	1,998,779
04/27/2032	4.750%	300,000	318,476
Petroleos Mexicanos
09/21/2047	6.750%	3,348,000	2,722,562
01/23/2050	7.690%	5,375,000	4,698,790
01/28/2060	6.950%	1,730,000	1,408,702
Total			13,184,334
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	700,000	721,573
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	1,486,000	1,454,478
09/29/2032	2.252%	300,000	265,621
Total			1,720,099
Paraguay 0.0%
Paraguay Government International Bond(a)
01/29/2033	2.739%	965,000	852,678
Peru 0.1%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	503,471
Peruvian Government International Bond
08/25/2027	4.125%	547,000	568,596
06/20/2030	2.844%	482,000	462,939
Total			1,535,006

10	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	770,000	732,460
06/10/2031	1.648%	550,000	489,129
Total			1,221,589
Qatar 0.1%
Qatar Energy(a)
07/12/2031	2.250%	600,000	554,690
Qatar Government International Bond(a)
04/23/2028	4.500%	1,956,000	2,131,586
04/16/2030	3.750%	790,000	835,197
Total			3,521,473
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%	1,140,000	1,054,459
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
11/24/2025	1.625%	200,000	189,640
Saudi Government International Bond(a)
10/26/2026	3.250%	900,000	920,875
03/04/2028	3.625%	725,000	747,639
10/22/2030	3.250%	610,000	616,003
Total			2,474,157
South Africa 0.1%
Republic of South Africa Government International Bond
10/12/2028	4.300%	900,000	868,694
09/30/2029	4.850%	1,650,000	1,612,905
Total			2,481,599
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	1,052,779
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	2,014,000	1,975,321
DP World Crescent Ltd.(a)
09/26/2028	4.848%	940,000	999,380
Total			2,974,701
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	825,000	896,933
Total Foreign Government Obligations (Cost $61,947,777)			57,961,191

Inflation-Indexed Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
U.S. Treasury Inflation-Indexed Bond
02/15/2052	0.125%	5,819,390	6,038,178
Total Inflation-Indexed Bonds (Cost $5,968,274)			6,038,178

Municipal Bonds 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	930,340
Higher Education 0.1%
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2052	3.504%	3,485,000	3,543,691
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,865,000	6,099,731
Local General Obligation 0.2%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,641,807
Series 2010
10/01/2024	5.047%	5,000,000	5,165,416
Total			7,807,223
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,575,403

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,522,122
Total			4,097,525
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	970,000	1,109,856
Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,357,635
Total Municipal Bonds (Cost $25,838,705)			24,946,001

Residential Mortgage-Backed Securities - Agency 31.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 01/01/2050	3.000%	37,751,248	37,466,171
09/01/2032- 01/01/2050	3.500%	83,944,752	85,346,546
07/01/2035- 10/01/2048	5.000%	2,492,457	2,655,270
04/01/2036- 09/01/2039	6.000%	143,351	155,348
06/01/2038- 01/01/2040	5.500%	393,642	433,687
03/01/2039- 10/01/2048	4.500%	5,330,599	5,615,168
08/01/2044- 01/01/2049	4.000%	5,786,302	6,037,015
CMO Series 360 Class 250
11/15/2047	2.500%	1,979,497	1,942,268
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	6.303%	231,643	37,425
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	222,195	8,170
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4090 Class EI
08/15/2022	2.500%	14,028	25
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	515,074
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	17,786,119	18,037,116
06/01/2032- 11/01/2049	3.000%	20,754,378	20,612,519
05/01/2033- 08/01/2039	5.000%	133,814	142,961
11/01/2038- 11/01/2040	6.000%	1,843,648	2,047,308
10/01/2040- 07/01/2041	2.000%	30,906,414	29,012,781
08/01/2043- 07/01/2047	4.000%	17,962,054	18,639,773
02/01/2046- 08/01/2048	4.500%	7,528,028	7,874,554
CMO Series 2013-13 Class PH
04/25/2042	2.500%	2,901,429	2,841,137
CMO Series 2018-54 Class KA
01/25/2047	3.500%	1,296,605	1,299,805
CMO Series 2018-86 Class JA
05/25/2047	4.000%	927,240	934,372
CMO Series 2018-94D Class KD
12/25/2048	3.500%	805,998	841,708
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,672,431	1,637,551
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	6.243%	752,781	108,941
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	5.743%	233,729	18,687
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	150,273	17,133
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	6,612,195	6,989,706
04/15/2035- 10/20/2047	5.000%	3,568,144	3,827,027
07/15/2040- 10/20/2048	4.000%	7,726,808	7,980,827
04/20/2046- 07/20/2049	3.500%	20,535,090	20,895,734

12	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/20/2046- 10/20/2049	3.000%	12,634,138	12,575,644
Government National Mortgage Association(l)
CMO Series 2006-26 Class
06/20/2036	0.000%	19,863	18,209
Government National Mortgage Association TBA(i)
04/21/2052	2.000%	17,850,000	16,979,627
04/21/2052	2.500%	45,525,000	44,201,930
Uniform Mortgage-Backed Security TBA(i)
04/18/2037- 05/12/2052	2.000%	310,375,000	289,782,437
04/18/2037- 05/12/2052	2.500%	338,225,000	323,598,105
04/13/2052- 05/12/2052	3.000%	107,100,000	104,694,725
Total Residential Mortgage-Backed Securities - Agency (Cost $1,087,876,868)			1,075,822,484

Residential Mortgage-Backed Securities - Non-Agency 6.4%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.510% 10/25/2035	1.222%	8,372,588	8,352,277
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	0.637%	5,242,484	4,984,363
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	9,993,210	9,414,828
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	7,824,910	7,933,463
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	8,718,364	8,476,046
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	10,403,107	9,806,142
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	6,046,721	5,667,846
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	8,762,785	8,476,725
CMO Series 2021-NR3 Class A1
06/25/2057	2.566%	5,735,130	5,723,418
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	13,567,716	13,075,208
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	10,082,536	9,480,608
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Mortgage Loan Trust(a),(b)
CMO Series 2007-1 Class 2A3
1-month USD LIBOR + 1.450% Floor 1.450% 10/25/2037	1.907%	585,804	586,536
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	1,188,830	1,138,534
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	1.699%	2,765,165	2,749,148
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.059%	3,706,757	3,664,516
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	2.611%	204,183	211,323
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2015-5R Class 1A1
09/27/2046	1.024%	534,335	525,204
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2021-RP11 Class PT
10/25/2061	3.778%	11,082,016	11,244,587
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	6,220,832	6,236,896
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	471,225	476,959
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.240% Floor 0.240% 02/25/2037	0.697%	3,669,883	3,578,179
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	2.337%	1,487,737	1,334,141
CMO Series 2005-AA7 Class 2A1
09/25/2035	2.443%	905,154	870,312
CMO Series 2005-AA8 Class 2A1
10/25/2035	2.451%	1,999,979	1,490,695
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	820,148	467,814
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.095%	1,296,358	1,257,515

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	5,675,477	5,636,339
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	2.645%	203,070	202,357
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.649%	9,337,333	8,549,066
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 10.500% 10/25/2036	0.997%	3,633,212	1,892,951
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.585% Floor 0.585% 05/25/2035	1.042%	5,642,678	5,609,966
JPMorgan Mortgage Trust(a),(c)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	11,011,894	10,176,109
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.607%	4,590,511	3,520,475
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	0.697%	3,481,336	2,887,621
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	2.619%	804,090	763,849
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	0.717%	547,482	540,364
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.560% Floor 0.280%, Cap 11.500% 10/25/2035	1.017%	1,367,358	1,328,138
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	1.132%	3,890,834	3,864,531
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.440% Floor 0.220% 01/25/2036	0.897%	810,251	809,604
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-7 Class A1
08/25/2026	1.867%	17,320,987	16,423,237
CMO Series 2022-1 Class A1
02/25/2027	3.720%	12,400,000	12,282,120
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	3.469%	1,033,607	723,062
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.440% Floor 0.220%, Cap 10.500% 05/25/2036	0.897%	5,367,737	4,952,698
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	2.494%	387,655	387,064
CMO Series 2003-AR9 Class 1A6
09/25/2033	2.519%	340,634	336,599
CMO Series 2005-AR4 Class A5
04/25/2035	2.867%	476,425	466,343
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.030%	1,942,145	1,914,304
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.520% Floor 0.260%, Cap 10.500% 11/25/2045	0.977%	1,838,023	1,756,514
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	1.179%	3,484,656	3,208,836
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	1.159%	2,237,708	2,193,316
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $222,910,509)			217,648,746

14	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Senior Loans 1.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.707%	921,731	904,163
Airlines 0.0%
American Airlines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	2.197%	345,475	322,300
Automotive 0.1%
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.707%	2,163,296	2,133,551
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	2.210%	244,361	242,054
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.647%	641,580	629,955
DIRECTV Financing LLC(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	5.750%	1,800,175	1,796,197
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.897%	1,750,000	1,726,217
Total			4,394,423
Consumer Cyclical Services 0.0%
Spin Holdco, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	4.750%	744,375	737,757
Consumer Products 0.0%
Acuity Specialty Products, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	5.000%	1,113,308	1,057,643
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Homer City Generation LP(b),(g),(m)
Term Loan
3-month USD LIBOR + 13.000% Floor 1.000% 04/05/2023	15.000%	267,339	147,037
Electric 0.0%
Vistra Operations Co. LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	2.204%	341,372	337,566
Environmental 0.1%
Clean Harbors, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	2.207%	336,742	334,469
GFL Environmental, Inc.(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	1,075,782	1,070,403
Total			1,404,872
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	172,627
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	2.750%	2,481,156	2,450,141
Total			2,622,768
Food and Beverage 0.1%
Naked Juice LLC(b),(m)
1st Lien Term Loan
SOFR + 3.250% Floor 0.500% 01/24/2029	4.025%	1,784,504	1,752,633
SOFR + 3.250% Floor 0.500% 01/24/2029	0.000%	102,952	101,113
Total			1,853,746
Gaming 0.0%
Caesars Resort Collection LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	3.207%	6,046	6,008

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Churchill Downs, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.460%	384,924	379,151
Scientific Games International, Inc.(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	3.207%	500,000	497,815
Total			882,974
Health Care 0.2%
Avantor Funding, Inc.(b),(m)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	2.750%	2,376,060	2,354,414
Change Healthcare Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	1,087,524	1,080,183
Gainwell Acquisition Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/01/2027	5.006%	847,853	845,734
ICON PLC(b),(m),(n)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	3.313%	800,544	796,045
3-month USD LIBOR + 2.250% 07/03/2028	3.313%	199,456	198,335
IQVIA, Inc.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	2.207%	405,183	401,637
Medline Borrower LP(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	3.750%	1,000,000	989,500
Total			6,665,848
Media and Entertainment 0.1%
Diamond Sports Group LLC(b),(m)
1st Lien Term Loan
SOFR + 8.000% 05/25/2026	9.000%	539,105	545,919
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	0.000%	630,165	216,096
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sinclair Television Group, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.460%	1,588,000	1,547,316
Total			2,309,331
Other Financial Institutions 0.0%
Trans Union LLC(b),(m)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	2.750%	1,250,000	1,239,062
Other Industry 0.0%
Artera Services LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.256%	452,640	420,955
Packaging 0.1%
Berry Global, Inc.(b),(m)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	2.071%	2,567,994	2,528,267
Pharmaceuticals 0.4%
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.981%	3,423,902	3,365,046
Endo Luxembourg Finance Co. I SARL(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	5.750%	3,155,248	2,948,516
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.457%	2,804,715	2,754,230
Horizon Therapeutics USA, Inc.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.500% 03/15/2028	2.250%	1,588,000	1,570,135
Jazz Pharmaceuticals PLC(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.000%	748,116	744,659

16	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Organon & Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.563%	2,892,500	2,874,422
Total			14,257,008
Property & Casualty 0.1%
Acrisure LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 6.280% 02/15/2027	3.957%	1,321,629	1,300,707
AmWINS Group, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	3.000%	3,456,265	3,395,781
Total			4,696,488
Restaurants 0.0%
1011778 BC ULC(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	2.207%	531,264	519,199
Technology 0.1%
athenahealth, Inc.(b),(m),(n),(o)
Delayed Draw Term Loan
SOFR + 3.500% Floor 0.500% 02/15/2029	1.750%	144,928	143,152
athenahealth, Inc.(b),(m)
Term Loan
SOFR + 3.500% Floor 0.500% 02/15/2029	4.000%	855,072	844,598
Entegris, Inc.(b),(m),(n)
Term Loan
SOFR + 3.000% 03/02/2029	3.050%	560,000	558,135
Total			1,545,885
Wireless 0.1%
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	2.210%	1,400,438	1,381,574
Wirelines 0.1%
Lumen Technologies, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.707%	244,375	237,579
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Telenet Financing USD LLC(b),(m)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.397%	750,000	731,783
Zayo Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.457%	3,730,724	3,627,196
Total			4,596,558
Total Senior Loans (Cost $57,674,191)			56,958,975

Treasury Bills 0.8%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.8%
U.S. Treasury Bills
09/22/2022	0.950%	26,670,000	26,549,138
Total Treasury Bills (Cost $26,545,542)			26,549,138

U.S. Treasury Obligations 17.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/31/2023	0.750%	52,457,000	51,098,445
01/31/2024	0.875%	36,460,000	35,534,258
02/29/2024	1.500%	92,737,000	91,393,038
03/31/2024	2.125%	33,460,000	33,414,254
03/15/2025	1.750%	86,178,000	84,360,183
12/31/2026	1.250%	11,150,000	10,535,008
01/31/2027	1.500%	25,334,000	24,213,762
02/28/2027	1.875%	295,000	287,141
03/31/2027	2.375%	42,800,000	42,900,312
02/15/2032	1.875%	13,075,000	12,556,476
05/15/2041	2.250%	41,271,000	38,943,058
11/15/2041	2.000%	98,555,000	89,161,477
02/15/2042	2.375%	8,035,000	7,756,911
11/15/2051	1.875%	30,529,000	26,731,956
02/15/2052	2.250%	45,268,000	43,414,841
Total U.S. Treasury Obligations (Cost $612,465,356)			592,301,120

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Money Market Funds 25.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(p),(q)	873,936,677	873,587,103
Total Money Market Funds (Cost $873,660,189)		873,587,103
Total Investments in Securities (Cost: $4,276,258,431)		4,184,650,910
Other Assets & Liabilities, Net		(777,063,045)
Net Assets		3,407,587,865
At March 31, 2022, securities and/or cash totaling $17,542,085 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,069	06/2022	USD	226,544,485	—	(905,309)
U.S. Treasury 5-Year Note	3,553	06/2022	USD	407,484,688	—	(10,499,435)
U.S. Treasury Ultra 10-Year Note	65	06/2022	USD	8,805,469	—	(264,708)
U.S. Ultra Treasury Bond	338	06/2022	USD	59,868,250	—	(1,707,215)
Total					—	(13,376,667)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $646,757,019, which represents 18.98% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $12, which represents less than 0.01% of total net assets.
(f)	Non-income producing investment.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(i)	Represents a security purchased on a when-issued basis.
(j)	Zero coupon bond.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
18	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(o)	At March 31, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth, Inc. Delayed Draw Term Loan 02/15/2029 1.750%	144,928

(p)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	756,024,900	938,689,498	(821,123,709)	(3,586)	873,587,103	(159,231)	323,808	873,936,677
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2022	19

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7037_12_A01_(05/22)